New standards and regulatory changes	12 Months Ended
Dec. 31, 2025
New standards and regulatory changes
New standards and regulatory changes

5.New standards and regulatory changes

5.1New standards issued by the IASB effective from January 1, 2025

Amendment to IAS 21 - The Effects of Changes in Foreign Exchange Rates. The amendment establishes criteria for assessing whether a currency is interchangeable and when it is not, to determine the exchange rate to use and the disclosures to be provided. The amendment applies to annual periods beginning on or after January 1, 2025. It was subject to public consultation between July and September 2025, and the Technical Council of Public Accounting (Colombia) recommended its adoption for incorporation into Colombian regulations through a decree that is currently pending issuance.

These amendments have not generated material impacts for the Ecopetrol Group.

5.2	New standards issued by the IASB that will come into effect in future periods
●	IFRS 18, “Presentation and Disclosure in Financial Statements,” will replace IAS 1, “Presentation of Financial Statements,” and will be effective for annual periods beginning on or after January 1, 2027, but companies can apply it earlier. IFRS 18 introduces several new requirements, including: 1) classifying all income and expenses in the income statement of profit or loss into one of five categories and presenting two new mandatory subtotals; 2) using the operating profit subtotal as the starting point for the indirect method in the statement of cash flows; 3) classifying interest paid/received and dividends received in the statement of cash flows so that interest receipts and dividends are included in investing activities and interest paid as financing cash flows; 4) disclosing management-defined “Performance Measures” in a single note to the financial statements; and 5) enhanced guidance on the aggregation of information across all primary financial statements and notes. This new standard is effective internationally for annual reporting periods beginning on or after January 1, 2027, and early application is permitted. The assessment of the impact of adopting IFRS 18 by the Ecopetrol Group is ongoing, and it is anticipated that this standard will have a significant impact on the presentation of the financial statements and related disclosures. The assessment of the impact of adopting IFRS 18 is ongoing; however, it is currently anticipated that IFRS 18 will have a significant impact on the presentation of financial statements and related disclosures.

The Group is in the process of assessing the impact on the presentation of its financial statements resulting from the implementation of this standard.

●	Issuance of IFRS 19 – Subsidiaries without Public Accountability: disclosures. This new standard allows non-public subsidiaries to disclose reduced information, instead of disclosing information in accordance with other IFRS. The application of this standard will reduce the costs of preparing the financial statements of subsidiaries, while maintaining the usefulness of the information for users of their financial statements.

The Ecopetrol Group does not expect the implementation of this standard to have a material impact on the consolidation of its financial statements.

●	Limited-scope amendments to IFRS 7 and IFRS 9: These amendments will improve the consistency and understanding of accounting requirements by clarifying terms and procedures, introducing detailed disclosure requirements and allowing flexible early application, which will reduce diversity in accounting practice and increase transparency and consistency of financial reporting. Amendments effective from 1 January 2026 and early application are allowed. These amendments include clarifications such as the classification of financial assets with environmental, social, and governance (ESG) and similar characteristics, and specific criteria for defining when financial liability is written off in the accounting upon electronic payment. This amendment will take effect for fiscal years beginning on or after January 1, 2026.

The amendments to address how IFRS 9 Financial Instruments should be applied to power purchase agreements with specific characteristics and amend IFRS 7 Financial Instruments: Disclosures to include specific disclosure requirements relating to those contracts.

●	Volume 11 of the annual improvements to IFRS. The document includes clarifications, simplifications, corrections and changes intended to improve the consistency of the following standards:
o	IFRS 1 – First-time adoption of International Financial Reporting Standards
o	IFRS 7 – Financial instruments: disclosures
o	IFRS 9 – Financial instruments
o	IFRS 10 – Consolidated financial statements
o	IAS 7 – Statement of cash flows
●	Translation to a Hyperinflationary Presentation Currency (Amendments to IAS 21). The amendments clarify how companies should translate financial statements from a non-hyperinflationary currency into a hyperinflationary one. It is effective for the annual reporting periods beginning on or after 1 January 2027.

The IASB’s previous pronouncements have initiated the process determined by the Technical Council of Public Accounting and the Ministry of Commerce, Industry, and Tourism to be included in Colombian regulations by decree soon.

As of the reporting date, the Ecopetrol Group does not expect material impact on its financial figures because of the implementation of these standards. With respect to IFRS 18, the Group anticipates changes in the presentation of its financial statements.

5.3	New standards issued by the ISSB that with effect in future periods

The International Sustainability Standards Committee (ISSB), in September 2023 issued the first international sustainability and climate standards: IFRS S1 General Requirements for the Information to be Disclosed on Sustainability related to Financial Information and IFRS S2 Weather-related Disclosures. The purpose of these standards is for entities to disclose information about their risks and opportunities related to sustainability and climate that are useful to the primary users of financial information for decision-making. An entity will apply these standards for reports for annual periods beginning on or after January 1, 2024. Starting in August 2023, the Ecopetrol Group began assessing and understanding the new regulations, identifying the information requested in the regulations across their pillars (Governance, Strategy, Risks, Metrics and Objectives) versus the information already contained in the ESG reports adopted by the Group to develop a roadmap for their implementation. Likewise, Likewise, the Ecopetrol Group remains attentive to any guidance or regulations that may be issued at the country level through the Technical Council of Public Accounting and the sustainability committees established in Colombia.

The Group is in the process of assessing this standard.